Share-based payments (Tables)	12 Months Ended
Jun. 30, 2022
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
	Gross award	Post net settlement
At 1 July 2021	373,973	199,062
Awarded	233,399	98,888
Vested	(166,215)	(67,659)
Forfeited	(72,723)	(38,240)
At 30 June 2022	368,434	192,051